MARKETABLE SECURITIES - SCHEDULE OF CURRENT AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Details) $ in Thousands	Dec. 31, 2016 USD ($) investment	Dec. 31, 2015 USD ($)
Schedule of Available-for-sale Marketable Securities
Amortized Cost	$ 89,350	$ 36,424
Gross Unrealized Gains	2	2,963
Gross Unrealized Losses	(10)	(187)
Fair Value	89,342	39,200
Aggregate fair value of available-for-sale securities with unrealized losses	$ 37,000
Number of current available-for-sale marketable debt securities in continuous unrealized loss position for greater than twelve months | investment	0
Commercial paper
Schedule of Available-for-sale Marketable Securities
Amortized Cost	$ 49,797
Gross Unrealized Gains	0
Gross Unrealized Losses	0
Fair Value	49,797
Treasury discount notes
Schedule of Available-for-sale Marketable Securities
Amortized Cost	34,978
Gross Unrealized Gains	0
Gross Unrealized Losses	(4)
Fair Value	34,974
Corporate debt securities
Schedule of Available-for-sale Marketable Securities
Amortized Cost	4,575	27,765
Gross Unrealized Gains	2	0
Gross Unrealized Losses	(6)	(187)
Fair Value	4,571	27,578
Equity security
Schedule of Available-for-sale Marketable Securities
Amortized Cost		8,659
Gross Unrealized Gains		2,963
Gross Unrealized Losses		0
Fair Value		$ 11,622
Total debt securities
Schedule of Available-for-sale Marketable Securities
Amortized Cost	89,350
Gross Unrealized Gains	2
Gross Unrealized Losses	(10)
Fair Value	$ 89,342